Summary of Principal Accounting Policies (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Summary of Principal Accounting Policies [Line Items]
Revenues	$ 6,111,500			$ 10,345,500			$ 20,908,300	$ 25,953,200
Contract liabilities	2,280,600						2,280,600		$ 2,095,500
Net losses	(10,843,900)	$ (1,464,200)	$ (2,477,900)	(3,155,100)	$ (3,572,600)	$ (1,935,700)	(14,786,000)	(8,663,400)
Accumulated deficits	(41,123,600)						(41,123,600)		$ (26,337,600)
Working capital	32,700,000						32,700,000
Cash	9,800,000						9,800,000
Deposited	9,800,000						9,800,000
Bank accounts	100,000						$ 100,000
Customer Concentration Risk [Member] | Customers One [Member] | Accounts Receivable [Member]
Summary of Principal Accounting Policies [Line Items]
Accounts receivable percentage							48.70%		38.30%
Customer Concentration Risk [Member] | Customers Two [Member] | Accounts Receivable [Member]
Summary of Principal Accounting Policies [Line Items]
Accounts receivable percentage							12.00%		15.70%
Content Licensing Business [Member]
Summary of Principal Accounting Policies [Line Items]
Revenues	$ 509,500			$ 20,000			$ 1,700,500	$ 20,000